REPORTING ENTITY - Textual (Details)	12 Months Ended
Dec. 31, 2024
Banco de Bogota S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	68.93%
Proportion of ownership interest in subsidiary	68.93%
Banco de Occidente S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	72.27%
Proportion of ownership interest in subsidiary	72.27%
Banco Popular S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	93.74%
Proportion of ownership interest in subsidiary	93.74%
Banco Comercial AV Villas S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	80.39%
Proportion of ownership interest in subsidiary	79.87%
Corporacion Financiera Colombiana S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	55.73%
Proportion of ownership interest in subsidiary	40.53%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Proportion of ownership interest in subsidiary	75.76%
Grupo Aval Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Aval Fiduciaria S.A
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Proportion of ownership interest in subsidiary	96.73%
Aval Casa de Bolsa S.A
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	97.30%
Proportion of ownership interest in subsidiary	86.40%